15 INCOME TAXES: Schedule of Expiration of Canadian non-capital income tax losses (Details)	12 Months Ended
Dec. 31, 2018 USD ($)
Canadian non-capital income tax losses expiration	$ 16,727,813
USA non-capital income tax losses expiration	12,789,296
2026
Canadian non-capital income tax losses expiration	490,564
2027
Canadian non-capital income tax losses expiration	1,907,403
USA non-capital income tax losses expiration	199,910
2028
Canadian non-capital income tax losses expiration	2,841,757
USA non-capital income tax losses expiration	673,928
2029
Canadian non-capital income tax losses expiration	262,867
USA non-capital income tax losses expiration	598,993
2030
Canadian non-capital income tax losses expiration	165,498
USA non-capital income tax losses expiration	25,283
2031
Canadian non-capital income tax losses expiration	419,548
USA non-capital income tax losses expiration	402,231
2032
Canadian non-capital income tax losses expiration	297,169
USA non-capital income tax losses expiration	629,700
2033
Canadian non-capital income tax losses expiration	596,429
USA non-capital income tax losses expiration	3,026,357
2034
Canadian non-capital income tax losses expiration	400,832
USA non-capital income tax losses expiration	1,170,579
2035
Canadian non-capital income tax losses expiration	2,164,352
USA non-capital income tax losses expiration	2,208,775
2036
Canadian non-capital income tax losses expiration	2,583,732
USA non-capital income tax losses expiration	3,578,722
2037
Canadian non-capital income tax losses expiration	2,262,817
USA non-capital income tax losses expiration	274,818
2038
Canadian non-capital income tax losses expiration	2,334,845
USA non-capital income tax losses expiration	$ 0